Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities remeasured on a recurring basis
	March 31, 2022
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$73,073
Private Warrants	—	—	600

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

	December 31, 2021
	Level 1	Level 2	Level 3
Liabilities:
Notes payable	$—	$—	$161,282
Private Warrants	—	—	642
Obligation to issue registered shares of Class A Common Stock	—	—	12,635

	December 31, 2020
	Level 1	Level 2	Level 3
Liabilities:
Related party notes payable	$—	$—	$32,949
Notes payable	—	—	59,742
The9 Conditional Obligation	—	—	1,128

Summary of activity of level 3 fair value measurements
	Notes Payable at Fair Value	Private Warrants	Obligation to Issue Registered Shares
Balance as of December 31, 2021	$161,282	$642	$12,635
Changes in fair value measurements	(1,144)	(42)	—
Cash payments	(87,065)	—	—
Reclassification of obligation to issue registered shares of Class A Common Stock upon adoption of ASU 2020-06	—	—	(12,635)
Balance as of March 31, 2022	$73,073	$600	$—

	Related Party Notes Payable at Fair Value	Notes Payable at Fair Value	The9 Conditional Obligation	Private Warrants	Obligation to issue Registered Shares of Class A Common Stock
Balance as of December 31, 2019	$31,418	$22,326	$5,000	$—	$—
Proceeds	—	30,000	—	—	—
Changes in fair value	1,531	7,416	(3,872)	—	—
Balance as of December 31, 2020	$32,949	$59,742	$1,128	$—	$—
Proceeds, net or original issuance discount	—	171,929	—	—	—
Original issue discount (1)	—	11,860	—	—	—
Proceeds allocated to equity classified warrants	—	(17,596)	—	—	—
Issuance of warrant liabilities	—	—	—	290	—
Transaction costs and consent fees charged to interest expense	—	5,022	—	—	—
Private warrant liability and obligation to issue registered shares assumed in Business Combination	—	—	—	2,152	32,900
Repayment of principal and liquidation premium	(27,593)	(48,210)	—	—	—
Conversion to equity	(5,519)	(52,473)	(2,863)	—	—
Changes in fair value measurements	163	31,008	1,735	(1,800)	(20,265)
Balance as of December 31, 2021	$—	$161,282	$—	$642	$12,635

(1)	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.